Issued Capital (Details) - Schedule of Ordinary Shares - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Ordinary Shares Abstract
Issued capital - ordinary shares	217,703,969	166,749,382
Issued capital - ordinary shares	$ 76,008,621	$ 61,822,859
Issued share capital	217,703,969	166,749,382
Issued share capital	$ 76,008,621	$ 61,822,859
Share movements during the period - ordinary shares At the start of the period	166,749,382	136,362,538
Share movements during the period - ordinary shares At the start of the period	$ 61,822,859	$ 39,213,794
Share placement	20,000,000
Share placement	$ 5,000,000
Shares issued on exercise of Performance rights (Note 31)	10,500,000	5,000,000
Shares issued on exercise of Performance rights (Note 31)	$ 8,410,200	$ 1,996,500
Shares issued on exercise of Options		3,103,622
Shares issued on exercise of Options		$ 1,665,905
Shares issued to related party		2,000,000
Shares issued to related party		$ 920,000
Share based payments		1,172,812
Share based payments		$ 1,050,237
Share issue - NASDAQ IPO		16,100,000
Share issue - NASDAQ IPO		$ 16,706,786
Share issue - conversion of convertible note		3,010,410
Share issue - conversion of convertible note		$ 3,125,964
Share issue - Vertica acquisition (Note 4)	1,500,000
Share issue - Vertica acquisition (Note 4)	$ 180,000
Share issue - Wellteq acquisition (Note 4 )	17,804,587
Share issue - Wellteq acquisition (Note 4 )	$ 1,673,631
Shares issued to service providers	1,150,000
Shares issued to service providers	$ 117,600
Less share issue costs
Less share issue costs	$ (1,195,669)	$ (2,856,327)
Share movements during the period - ordinary shares At the end of the period	217,703,969	166,749,382
Share movements during the period - ordinary shares At the end of the period	$ 76,008,621	$ 61,822,859